Loans from Third Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Oct. 21, 2021	Aug. 02, 2021	Aug. 01, 2021	Jul. 29, 2021	Jul. 04, 2021	May 09, 2021	Feb. 23, 2021	Feb. 08, 2021
Sanya Guohong Municipal Projects Construction Co., Ltd. [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan							$ 766,500
Changshu Tongjiang Engineering Co [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan					$ 219,660
Repayment of loan	$ 134,370
Zhang Miao [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan									$ 156,900
Repayment of loan	149,300
Pen Jing [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan				$ 156,900
Annual interest				1.00%
Chen Guo [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan		$ 66,399
Repayment of loan	63,182
Annual interest		1.00%
Chai Guirong [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan			$ 313,800
Repayment of loan	$ 144,930
Annual interest			1.00%
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan						$ 52,718
Xu Liming [Member]
Loans from Third Parties (Details) [Line Items]
Working capital loan								$ 14,930